Income tax - Payables and receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income Tax Prepayments	$ 2,993	$ 3,153
Total Income tax receivables	2,993	3,153
Income Tax Payables	845	658
Provision for Income Tax	10,950	11,798
Total Income tax payables	$ 11,795	$ 12,456